Average Annual Total Returns (Value Trust)	12 Months Ended
May 01, 2011
Russell MidCap Value Index
Average Annual Return:
One Year	24.75%
Five Year	4.08%
Ten Year	8.07%
Series I, Value Trust
Average Annual Return:
One Year	22.22%
Five Year	5.97%
Ten Year	6.74%
Date of Inception	Jan. 01, 1997
Series II, Value Trust
Average Annual Return:
One Year	21.96%
Five Year	5.75%
Ten Year	6.57%
Date of Inception	Jan. 28, 2002
Series NAV, Value Trust
Average Annual Return:
One Year	22.31%
Five Year	6.01%
Ten Year	6.76%
Date of Inception	Apr. 29, 2005